Note 31 - Related party transactions (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2024
Disclosure of transactions between related parties [line items]
Total number of shares issued (in shares)	1,162,757,528	1,180,536,830	1,180,536,830	1,180,536,830
Key management personnel compensation, short-term employee benefits	$ 33.4	$ 47.5	$ 35.2
Key management personnel compensation, other long-term employee benefits	$ 6.9	$ 5.6	$ 5.1
San Faustin S.A. [member]
Disclosure of transactions between related parties [line items]
Percent of company voting capital	65.81%
Total number of shares issued (in shares)	713,605,187
Proportion of ownership interest in associate	61.37%
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Percent of company voting capital	0.08%
Proportion of ownership interest in associate	0.07%
Units issued, related party transactions (in shares)	448,000	388,000	437,000